SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Feb. 06, 2012 Goldex mine item	Nov. 30, 2011 Goldex mine item	Jun. 30, 2013 Goldex Mine Ontario Claim	Mar. 28, 2012 Goldex Mine Claim 2 item	Jun. 30, 2013 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity		2
Number of complaints to be consolidated	2
Damages sought			250.0		100.0
Maximum number of Quebec resident employees in entities on behalf of which the class action is pursued				50